CAPITAL STRUCTURE - Shares Purchased under Trust Arrangement - Additional Information (Detail) - $ / shares		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Structure [Line Items]
Treasury shares, shares		12,935,230	17,684,386	16,222,246
Shares Purchased Under Trust Arrangement [Member]
Capital Structure [Line Items]
Treasury shares, shares		18,213	484,416
Treasury Shares [Member]
Capital Structure [Line Items]
Shares purchased under trust arrangement for future vesting of restricted shares (in ADSs or in shares)	[1]		(208,278)	(1,121,838)
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)	[1]	466,203	467,121	378,579
Treasury Shares [Member] | Shares Purchased Under Trust Arrangement [Member]
Capital Structure [Line Items]
Shares purchased under trust arrangement for future vesting of restricted shares (in ADSs or in shares)		0	208,278	1,121,838
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)		466,203	467,121	378,579
Shares purchased under trust arrangement, average market price per ADS or per share			$ 8.26	$ 7.82
Treasury Shares [Member] | Shares Purchased Under Trust Arrangement [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares purchased under trust arrangement for future vesting of restricted shares (in ADSs or in shares)			69,426	373,946
Shares purchased under trust arrangement, average market price per ADS or per share			$ 24.79	$ 23.45

[1]	The treasury shares represent i) new shares issued by the Company and held by the depository bank to facilitate the administration and operations of the Company's share incentive plans, and are to be delivered to the Directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options; ii) the shares purchased under a trust arrangement for the benefit of certain beneficiaries who are awardees under the 2011 Share Incentive Plan and held by a trustee to facilitate the future vesting of restricted shares in selected Directors, employees and consultants under the 2011 Share Incentive Plan; and iii) the shares repurchased by the Company under the 2015 Stock Repurchase Program and 2014 Stock Repurchase Program pending for retirement.